Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents	$ 722,335	$ 2,635,522
Accounts receivable, net	3,362,203	1,522,784
Due from factor	82,500	49,500
Inventory, net of reserve	4,427,815	4,434,369
Prepaid expenses and other	341,231	342,706
Total current assets	8,936,084	8,984,881
Equipment and leasehold improvements, net	94,170	107,413
Capitalized contract costs, net	254,279	283,069
Deposits and other assets	8,712	8,712
Operating lease right-of-use assets	131,223	197,355
Intangible assets, net	1,681,589	1,762,825
Total non-current assets	2,169,973	2,359,374
TOTAL ASSETS	11,106,057	11,344,255
LIABILITIES
Accounts payable	1,210,070	1,108,279
Accrued liabilities	876,287	1,009,123
Convertible note payable, net of debt discount	2,454,212	2,596,203
Government loan – BBVA Bank, current portion	134,899	120,000
Deferred revenue - current	653,338	462,418
Operating lease liabilities, current portion	96,584	159,665
Total current liabilities	5,425,390	5,455,688
Deferred revenue, net of current portion	39,969	52,134
Deferred tax liability	172,997	170,281
Government loan – BBVA Bank, net of current portion	277,580	326,767
Operating lease liabilities, net of current portion	33,366	37,829
Total non-current liabilities	523,912	587,011
TOTAL LIABILITIES	5,949,302	6,042,699
Commitments and Contingencies
STOCKHOLDERS’ EQUITY
Common stock — authorized, 170,000,000 shares; issued and outstanding; 9,190,504 and 7,853,759 of $.0001 par value at December 31, 2022 and December 31, 2021, respectively	922	919
Additional paid-in capital	122,099,984	122,028,612
Accumulated other comprehensive loss	(170,456)	(242,602)
Accumulated deficit	(116,773,695)	(116,485,373)
TOTAL STOCKHOLDERS’ EQUITY	5,156,755	5,301,556
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 11,106,057	$ 11,344,255